Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income	$ 319	$ 826	$ 1,035
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation, depletion and amortization	1,464	580	564
Cash surrender value increase in excess of premiums paid	(17)	0	0
Goodwill impairment	0	0	12
Impairment charges on assets other than goodwill	24	5	109
Share-based compensation expense	206	66	68
Deferred income tax (benefit) expense	(137)	(28)	41
Pension and other postretirement funding more than cost	(55)	(39)	(61)
Other	28	(10)	(18)
Change in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	(144)	245	(91)
Inventories	62	220	(209)
Other assets	(31)	43	(116)
Accounts payable	(273)	(260)	(33)
Income taxes	(5)	(99)	53
Accrued liabilities and other	42	10	79
Net cash provided by operating activities	1,483	1,559	1,433
Investing activities:
Capital expenditures	(1,466)	(929)	(930)
Cash paid for purchase of businesses, net of cash acquired	(719)	(29)	(93)
Proceeds from corporate owned life insurance	5	0	0
Proceeds from sale of property, plant and equipment	61	17	13
Deferred consideration paid	(1)	(4)	(15)
Other	6	14	5
Net cash used for investing activities	(2,114)	(931)	(1,020)
Financing activities:
Additions to debt	5,707	88	52
Repayments of debt	(4,321)	(136)	(56)
Debt issuance costs	(63)	0	0
Changes in commercial paper, net	1	0	0
Other debt additions (repayments), net	2	(4)	0
Repayments of finance lease liabilities	(22)	(3)	(3)
Tax paid in connection with shares withheld from employees	(26)	0	0
Purchases of treasury stock	(27)	(30)	(32)
Share buyback	0	0	(42)
Cash dividends paid to shareholders	(650)	(391)	(349)
Other	6	(3)	(1)
Net cash provided by (used for) financing activities	607	(479)	(431)
Effect of exchange rate changes on cash and cash equivalents	(121)	10	(126)
(Decrease) Increase in cash and cash equivalents	(145)	159	(144)
Cash and cash equivalents at beginning of period	1,000	841	985
Cash and cash equivalents at end of period	$ 855	$ 1,000	$ 841